Other Income - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)
Australia [Member]
Disclosure of Detailed Information about Other Income [Line Items]
Income from government grants related to research and development activity	$ 423	$ 279	$ 460	$ 301	$ 635	$ 408